Employee Benefit Plans - Pension Plan Investment Assets on Recurring Basis (Detail) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 5,496	$ 4,906	$ 4,689
Domestic pension benefits | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets, at fair value	5,324	4,720
Plan assets, at fair value	5,496	4,906
Domestic pension benefits | Assets measured at fair value on a recurring basis | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,815	1,493
Domestic pension benefits | Assets measured at fair value on a recurring basis | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	243	137
Domestic pension benefits | Assets measured at fair value on a recurring basis | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	193	367
Domestic pension benefits | Assets measured at fair value on a recurring basis | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,389	1,115
Domestic pension benefits | Assets measured at fair value on a recurring basis | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	452	523
Domestic pension benefits | Assets measured at fair value on a recurring basis | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	48	66
Domestic pension benefits | Assets measured at fair value on a recurring basis | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	11	7
Domestic pension benefits | Assets measured at fair value on a recurring basis | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	910	823
Domestic pension benefits | Assets measured at fair value on a recurring basis | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	100	48
Domestic pension benefits | Assets measured at fair value on a recurring basis | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	163	135
Domestic pension benefits | Assets measured at fair value on a recurring basis | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	6
Domestic pension benefits | Assets measured at fair value on a recurring basis | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets at net asset value	129	138
Domestic pension benefits | Assets measured at fair value on a recurring basis | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets at net asset value	43	48
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,678	2,294
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,815	1,493
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	243	137
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	452	523
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	5	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	163	135
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	6
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,646	2,426
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	193	367
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,389	1,115
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	48	66
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	6	7
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	910	823
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	100	48
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,393	1,090	1,014
Foreign pension benefits | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets, at fair value	1,201	1,018
Plan assets, at fair value	1,393	1,090
Foreign pension benefits | Assets measured at fair value on a recurring basis | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	104	95
Foreign pension benefits | Assets measured at fair value on a recurring basis | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	711	578
Foreign pension benefits | Assets measured at fair value on a recurring basis | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	345	225
Foreign pension benefits | Assets measured at fair value on a recurring basis | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	41	120
Foreign pension benefits | Assets measured at fair value on a recurring basis | Other assets measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Plan assets at net asset value	192	72
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	475	491
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	434	371
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 1 | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	41	120
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	726	510
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	104	95
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	277	207
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	345	208
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 2 | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	17
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	17	$ 19
Foreign pension benefits | Assets measured at fair value on a recurring basis | Level 3 | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 0	$ 0